Analysis of Net Debt - Additional Information (Parenthetical) (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of components of net debt [Abstract]
Cash at bank and in hand reclassified as held for sale	€ 20
Bank overdrafts reclassified as held for sale	€ 5